LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2017
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 23 - LOSS PER ORDINARY SHARE:

a.    Basic

The basic loss per share is calculated by dividing the loss by the weighted average number of ordinary shares in issue during the period.

The following is data taken into account in the computation of loss per share:

	Year Ended December 31
	2017	2016	2015
Loss (U.S. dollars in thousands)	45,544	29,370	21,090
Weighted average number of ordinary shares outstanding during the period (in thousands)	176,579	128,514	110,814
Basic loss per share (U.S. dollars)	0.26	0.23	0.19

b.    Diluted

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding, assuming conversion of all potential dilutive ordinary shares, using the treasury stock method. The Company has two categories of dilutive potential ordinary shares: warrants issued to investors and options issued to employees and service providers. The effect of options issued to employees and service providers, for all reporting years, is anti-dilutive. In 2017, the effect of warrants is anti-dilutive.

	Year Ended December 31
	2017	2016	2015
Loss (U.S. dollars in thousands)	45,544	29,370	21,090
Adjustment for financial income of warrants	—	1,208	346
Loss used to determine diluted loss per share	45,544	30,578	21,436
Weighted average number of ordinary shares outstanding during the period (in thousands)	176,579	128,514	110,814
Adjustment for warrants	—	295	901
Weighted average number of ordinary shares for diluted loss per share (in thousands)	176,579	128,809	111,715
Diluted loss per share (U.S. dollars)	0.26	0.24	0.19